Nature of Operations and Summary of Significant Accounting Policies (Details) (USD $)	Jun. 30, 2013	Dec. 31, 2012	Dec. 31, 2011
Level 1 [Member]
Goodwill (non-recurring)
Intangibles, net (non-recurring)
Derivatives (recurring)
Earn-out payable (non-recurring)
Level 2 [Member]
Goodwill (non-recurring)
Intangibles, net (non-recurring)
Derivatives (recurring)
Earn-out payable (non-recurring)
Level 3 [Member]
Goodwill (non-recurring)	4,213,699	2,259,624	3,002,070
Intangibles, net (non-recurring)	1,738,773	444,112	1,116,506
Derivatives (recurring)	209,089	3,074,504	1,573,859
Earn-out payable (non-recurring)	224,000
Gains (Losses) [Member]
Goodwill (non-recurring)		(742,446)	(10,435,170)
Intangibles, net (non-recurring)		(145,396)	(1,325,134)
Derivatives (recurring)	(3,813,598)	359,530	(1,234,145)
Earn-out payable (non-recurring)